REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET - Summary of Revenue, Remaining Performance Obligation (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue remaining performance obligation	¥ 93,820	$ 13,603
Within One Year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue remaining performance obligation	52,798	7,655
More Than One Year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue remaining performance obligation	¥ 41,022	$ 5,948